Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of our Company, illustrating pay versus performance, or PVP.

Year	Summary Compensation Table Total for PEO Wine ($)(1)	Compensation Actually Paid to PEO Wine ($)(1)(4)	Summary Compensation Table Total for PEO Speetzen ($)(2)	Compensation Actually Paid to PEO Speetzen ($)(2)(4)	Avg. Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)(7)	Adjusted EPS ($)(8)
							Company TSR(5)	S&P 1500 Leisure TSR(6)
2023	N/A	N/A	8,873,477	6,091,505	3,084,958	2,296,051	102.50	101.83	502.8	9.16
2022	N/A	N/A	8,764,103	7,956,973	3,391,580	3,114,271	106.51	97.46	447.1	10.40
2021	N/A	N/A	9,758,906	10,909,327	4,432,529	5,484,661	113.33	139.52	493.9	9.13
2020	8,137,459	4,798,447	N/A	N/A	3,293,726	2,701,454	96.20	115.06	124.8	7.74

(1) 2020 principle executive officer (PEO): S. Wine
(2) 2021-2023 PEO: M. Speetzen
(3) The non-PEO named executive officers (NEOs) reflects the following individuals in each year:
2023: R. Mack, K. Pucel, S. Menneto, and S. Eastman
2022: R. Mack, K. Pucel, S. Menneto, and S. Eastman
2021: R. Mack, K. Pucel, S. Menneto, and L. Clark Dougherty
2020: M. Speetzen, K. Pucel, S. Menneto, and S. Eastman

(4)	Compensation Actually Paid (CAP) illustrated in the table above for 2023 is calculated by making the following adjustments from the Summary Compensation Table (SCT) totals as follows:

Item and Value Added (Deducted)	2023
For PEO:	Speetzen
- SCT “Stock Awards” column value	$3,300,279
- SCT “Option Awards” column value	$3,417,543
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$4,801,428
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(1,337,444)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$471,866
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$905,412
- SCT “Option Awards” column value	$937,531
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$1,317,223
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(574,434)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$311,247

Please note that, while similar adjustment information was provided in our 2023 proxy statement for 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders’ understanding of the information reported in the PVP table for 2023 or the relationship disclosures provided below.

(5)	For each year, our cumulative TSR was calculated for a period beginning with our closing price on NYSE on December 31, 2019 through and including the last day of such year (each one-year, two-year, three-year and four-year period, a “Measurement Period”), assuming dividend reinvestment. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end value of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(6)	For purposes of this PVP disclosure, our peer group is the S&P 1500 Leisure Index (“Peer Group”). For each year, Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the Peer Group.
(7)	Net Income is the amount reported in the Company’s audited financial statements for the applicable year.
(8)	Adjusted EPS is calculated as $9.16. For more information on how this financial performance measure is determined, see page 40.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote [Text Block]

(1) 2020 principle executive officer (PEO): S. Wine
(2) 2021-2023 PEO: M. Speetzen
(3) The non-PEO named executive officers (NEOs) reflects the following individuals in each year:
2023: R. Mack, K. Pucel, S. Menneto, and S. Eastman
2022: R. Mack, K. Pucel, S. Menneto, and S. Eastman
2021: R. Mack, K. Pucel, S. Menneto, and L. Clark Dougherty
2020: M. Speetzen, K. Pucel, S. Menneto, and S. Eastman

Adjustment To PEO Compensation, Footnote [Text Block]

Item and Value Added (Deducted)	2023
For PEO:	Speetzen
- SCT “Stock Awards” column value	$3,300,279
- SCT “Option Awards” column value	$3,417,543
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$4,801,428
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(1,337,444)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$471,866
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$905,412
- SCT “Option Awards” column value	$937,531
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$1,317,223
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(574,434)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$311,247

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,084,958	$ 3,391,580	$ 4,432,529	$ 3,293,726
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 2,296,051	3,114,271	5,484,661	2,701,454
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Item and Value Added (Deducted)	2023
For PEO:	Speetzen
- SCT “Stock Awards” column value	$3,300,279
- SCT “Option Awards” column value	$3,417,543
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$4,801,428
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(1,337,444)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$471,866
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$905,412
- SCT “Option Awards” column value	$937,531
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$1,317,223
+/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year	$(574,434)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year	$311,247

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures
Total Shareholder Return (TSR)
Net Income
Adjusted Earnings per Diluted Share (EPS)

Total Shareholder Return Amount	[2]	$ 102.50	106.51	113.33	96.20
Peer Group Total Shareholder Return Amount	[3]	101.83	97.46	139.52	115.06
Net Income (Loss) Attributable to Parent	[4]	$ 502,800,000	$ 447,100,000	$ 493,900,000	$ 124,800,000
Company Selected Measure Amount | $ / shares	[5]	9.16	10.40	9.13	7.74
PEO Name		M. Speetzen	M. Speetzen	M. Speetzen	S. Wine
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings per Diluted Share (EPS)
Non-PEO NEO [Member] | - SCT “Stock Awards” column value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 905,412
Non-PEO NEO [Member] | - SCT “Option Awards” column value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		937,531
Non-PEO NEO [Member] | + Covered Year-end fair value of outstanding equity awards granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,317,223
Non-PEO NEO [Member] | +/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(574,434)
Non-PEO NEO [Member] | +/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		311,247
M. Speetzen
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	8,873,477	$ 8,764,103	$ 9,758,906
PEO Actually Paid Compensation Amount	[6],[7]	6,091,505	$ 7,956,973	$ 10,909,327
M. Speetzen | PEO [Member] | - SCT “Stock Awards” column value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,300,279
M. Speetzen | PEO [Member] | - SCT “Option Awards” column value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,417,543
M. Speetzen | PEO [Member] | + Covered Year-end fair value of outstanding equity awards granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,801,428
M. Speetzen | PEO [Member] | +/- change in fair value (from prior year-end to Covered Year-end) of Covered Year-end outstanding equity awards granted prior to Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,337,444)
M. Speetzen | PEO [Member] | +/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted in years prior to Covered Year that vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 471,866
S. Wine
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[8]				$ 8,137,459
PEO Actually Paid Compensation Amount	[7],[8]				$ 4,798,447

[1]	The non-PEO named executive officers (NEOs) reflects the following individuals in each year: 2023: R. Mack, K. Pucel, S. Menneto, and S. Eastman 2022: R. Mack, K. Pucel, S. Menneto, and S. Eastman 2021: R. Mack, K. Pucel, S. Menneto, and L. Clark Dougherty 2020: M. Speetzen, K. Pucel, S. Menneto, and S. Eastman
[2]	For each year, our cumulative TSR was calculated for a period beginning with our closing price on NYSE on December 31, 2019 through and including the last day of such year (each one-year, two-year, three-year and four-year period, a “Measurement Period”), assuming dividend reinvestment. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end value of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
[3]	For purposes of this PVP disclosure, our peer group is the S&P 1500 Leisure Index (“Peer Group”). For each year, Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the Peer Group.
[4]	Net Income is the amount reported in the Company’s audited financial statements for the applicable year.
[5]	Adjusted EPS is calculated as $9.16. For more information on how this financial performance measure is determined, see page 40.
[6]	2021-2023 PEO: M. Speetzen
[7]	Compensation Actually Paid (CAP) illustrated in the table above for 2023 is calculated by making the following adjustments from the Summary Compensation Table (SCT) totals as follows:
[8]	2020 principle executive officer (PEO): S. Wine